Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosures [Abstract]
Summary of future outstanding commitments
•	The Company had future outstanding commitments for installment payments for vessel Eco Blizzard (Note 5) as follows:

December 31	Amount
2021	23,152,125
Total	23,152,125